INCOME TAXES	9 Months Ended
Apr. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 6 – INCOME TAXES

Income Taxes

Seychelles

RQS United is incorporated in Seychelles and is not subject to tax on income generated outside of Seychelles under the current law. In addition, upon payment of dividends, no withholding tax is imposed under current law.

Hong Kong

Roshing is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 8.25% in Hong Kong. Hong Kong income tax expenses (benefit) for the nine months ended April 30, 2024 and 2023 amounted to $22,023 and $2,219, respectively.

For the nine months ended April 30, 2024, the income before provision for income taxes of $77,828, consisted of United States source loss of $(348,499) and Hong Kong source income of $426,327. For the nine months ended April 30, 2023, the loss before provision for income taxes of $(319,818), consisted of United States source loss of $(123,267) and Hong Kong source loss of $(196,551).

Significant components of the provision for income taxes are as follows:

	For the nine months ended
	April 30, 2024	April 30, 2023
	(Unaudited)	(Unaudited)
Current Hong Kong	$22,023	$2,219
Deferred Hong Kong	–	–
Provision for income taxes	$22,023	$2,219

The following table reconciles the Hong Kong statutory rates to the Company’s Hong Kong effective tax rate:

	For the nine months ended April 30, 2024		For the nine months ended April 30, 2023
	(Unaudited)		(Unaudited)
Hong Kong statutory income tax rate	8.25%		16.50%
Non deductible stock compensation	–		(17.63%	)
Prior year over-accrual of provision for income taxes	(3.08%	)	–
Effective tax rate	5.17%		(1.13%	)

For United States income tax purposes, Tianci has a net operating loss carryforward of approximately $1,315,000 at April 30, 2024. Management has not determined that it is more likely than not that this carryforward will be realized and thus the Company maintained a 100% valuation allowance for the deferred tax asset relating to the United States net operating loss carryforward. Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of April 30, 2024 and July 31, 2023, the Company did not have any significant unrecognized uncertain tax positions.

As of April 30, 2024, tax years 2021 and forward generally remain open for examination for United States Federal and State tax purposes and tax years 2017 and forward generally remain open for examination for Hong Kong tax purposes.